Obligations Under Guarantees and Other Off-balance Sheet Instruments	6 Months Ended
Sep. 30, 2023
Guarantee Obligations And Other Off Balance Sheet Instruments [Abstract]
Obligations Under Guarantees and Other Off-balance Sheet Instruments	OBLIGATIONS UNDER GUARANTEES AND OTHER OFF-BALANCE SHEET INSTRUMENTS
Obligations under Guarantees
The MUFG Group provides customers with a variety of guarantees and similar arrangements as described in Note 24 to the consolidated financial statements for the fiscal year ended March 31, 2023. The table below presents the contractual or notional amounts of such guarantees at March 31, 2023 and September 30, 2023:

	March 31, 2023	September 30, 2023
	(in billions)
Standby letters of credit and financial guarantees	¥4,975	¥5,087
Performance guarantees	4,179	4,697
Derivative instruments(1)(2)	48,363	53,415
Liabilities of trust accounts	17,139	21,703
Other	85	76
Total	¥74,741	¥84,978

Notes:	(1)Credit derivatives sold by the MUFG Group are excluded from this presentation.
(2)Derivative instruments that are deemed to be included within the definition of guarantees as prescribed in the guidance on guarantees include certain written options and credit default swaps.
Performance Risk
The MUFG Group monitors performance risk of its guarantees using the same credit rating system utilized for estimating probabilities of default with its loan portfolio. The MUFG Group’s credit rating system is consistent with both the method of evaluating credit risk under Basel III and those of third-party credit rating agencies. On certain underlying referenced credits or entities, ratings are not available. Such referenced credits are included in the “Not rated” category in the following tables.
Presented in the tables below is the maximum potential amount of future payments classified based upon internal credit ratings as of March 31, 2023 and September 30, 2023. The determination of the maximum potential future payments is based on the notional amount of the guarantees without consideration of possible recoveries under recourse provisions or from collateral held or pledged. Such amounts do not represent the anticipated losses, if any, on these guarantees.

At March 31, 2023:	Maximum potential/ Contractual or Notional amount	Amount by borrower grade
		Normal	Close Watch(1)	Likely to become Bankrupt or Legally/ Virtually Bankrupt(1)	Not rated
	(in billions)
Standby letters of credit and financial guarantees	¥4,975	¥4,819	¥78	¥17	¥61
Performance guarantees	4,179	4,066	53	29	31
Total	¥9,154	¥8,885	¥131	¥46	¥92

At September 30, 2023:	Maximum potential/ Contractual or Notional amount	Amount by borrower grade
		Normal	Close Watch(1)	Likely to become Bankrupt or Legally/ Virtually Bankrupt(1)	Not rated
	(in billions)
Standby letters of credit and financial guarantees	¥5,087	¥4,972	¥88	¥10	¥17
Performance guarantees	4,697	4,598	35	27	37
Total	¥9,784	¥9,570	¥123	¥37	¥54

Note:
(1)See Notes of the tables regarding “the maximum potential amount of future payments classified based upon internal credit ratings” in Note 24 to the consolidated financial statements for the fiscal year ended March 31, 2023.

The guarantees that the MUFG Group does not classify based upon internal credit ratings are described in Note 24 to the consolidated financial statements for the fiscal year ended March 31, 2023.
Other Off-balance Sheet Instruments
In addition to obligations under guarantees and similar arrangements set forth above, the MUFG Group issues other off-balance sheet instruments to meet the financial needs of its customers and for other purposes as described in Note 24 to the consolidated financial statements for the fiscal year ended March 31, 2023. The table below presents the contractual amounts with regard to such instruments at March 31, 2023 and September 30, 2023:

	March 31, 2023	September 30, 2023
	(in billions)
Commitments to extend credit	¥88,631	¥92,387
Commercial letters of credit	871	894
Commitments to make investments	705	712